Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	March 31,
	2018	2019
Prepaid expenses	$9,546	$13,334
Income taxes refundable	1,825	4,078
Other	232	1,356
Prepaid expenses and other current assets	$11,603	$18,768

Prepaid expenses and other current assets consisted of the following (in thousands):

	March 31, 2019	December 31, 2019
Prepaid expenses	$13,334	$16,064
Income taxes refundable	4,078	3,919
Other	1,356	82
Prepaid expenses and other current assets	$18,768	$20,065